ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
ACCOUNTS RECEIVABLE, NET

3 Accounts receivable, net

	December 31,
	2022	2021
	US$	US$

Accounts receivable	3,184,892	2,880,915
Allowance for credit losses	(117,195)	—
	3,067,697	2,880,915

The movements in allowance for credit losses are as follows:

	December 31,
	2022	2021
	US$	US$

Balance at the beginning of year	—	175,676
Acquisition of a subsidiary	117,195	—
Deconsolidation of a subsidiary	—	(175,676)
Balance at the end of year	117,195	—